Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2014
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan (Table Text Block)
	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2013	338,135	$ 2,521	650,464	$ 4,736
Vested	338,135	2,521	650,464	4,736
Unvested on December 31, 2013	-	-	-	-